Commitments and contingencies - Summary of guarantees, acceptances and credit commitments (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Guarantees
Outstanding guarantees		₩ 10,540,968	₩ 10,249,827
Contingent guarantees		4,670,771	3,433,953
ABS and ABCP purchase agreements		1,525,768	1,604,958
Subtotal		16,737,507	15,288,738
Commitments to extend credit
Loan commitments in won		81,707,963	80,598,639
Loan commitments in foreign currency		19,807,686	19,319,903
Other agreements	[1]	92,338,217	87,718,227
Subtotal		193,853,866	187,636,769
Endorsed bills
Secured endorsed bills		8,199	1,650
Unsecured endorsed bills		7,683,165	7,324,559
Subtotal		7,691,364	7,326,209
Total		₩ 218,282,737	₩ 210,251,716

[1]	Unused credit commitments provided to the card customers are included, the amounts are W 82,991,589 million for the year ended December 31, 2020 and W 86,979,545 million for the year ended December 31, 2021.